AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED AUGUST 31, 2012

TO THE

PROSPECTUS DATED FEBRUARY 29, 2012

AS AMENDED THROUGH JULY 9, 2012

ABSOLUTE RETURN BULL BEAR BOND FUND

(the “Fund”)

(TICKER SYMBOLS:  TBBIX, AABBX)

Effective September 1, 2012, Robert Campbell will serve as the Portfolio Manager of the Absolute Return Bull Bear Bond Fund replacing Kirk Barneby and Glenn Dorsey. To reflect these changes, the Prospectus is updated as follows:

1.  Under “FUND SUMMARY” in the sub-section entitled “Portfolio Management,” the table regarding the managers responsible for the day to day management of the Fund shall be replaced with the following:

Manager Name	Primary Title	Managed the Fund Since
Robert Campbell	Portfolio Manager	2012

2.  Under “Fund Management” in the section “MORE ABOUT THE FUNDS” the following replaces in its entirety the information for “Portfolio Managers”:

Robert A. Campbell, CFA, Senior Managing Director and Portfolio Manager, joined AIFS in March, 2006. He is also responsible for the day to day operations of the Kansas Tax-Exempt Bond Fund and the Fixed Income portion of the NestEgg Target Date Funds. Prior to joining AIFS, Mr. Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since November 2000, where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996). While at First Commerce Investors, Mr. Campbell managed two (2) fixed income mutual funds. One was a state specific municipal bond fund and the other was an intermediate taxable bond fund.

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AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED AUGUST 31, 2012

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

ABSOLUTE RETURN BULL BEAR BOND FUND

(the “Fund”)

(TICKER SYMBOLS:  TBBIX, AABBX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Effective September 1, 2012, Robert Campbell will serve as the Portfolio Manager of the Absolute Return Bull Bear Bond Fund replacing Kirk Barneby and Glenn Dorsey. The Statement of Additional Information is hereby amended and supplemented, effective September 1, 2012, to reflect the following changes:

Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections shall be replaced with the following:

Portfolio Manager. On a day-to-day basis, Mr. Robert Campbell is responsible for the management of the Fund; his biographical information is noted below.

Robert A. Campbell, CFA, Senior Managing Director and Portfolio Manager, joined AIFS in March, 2006. He is responsible for the day to day operations of the Kansas Tax-Exempt Bond Fund and the Fixed Income strategy of the NestEgg Target Date Funds’ portfolios. Prior to joining AIFS, Mr. Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since November 2000, where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996). While at First Commerce Investors, Mr. Campbell managed two (2) fixed income mutual funds. One was a state specific municipal bond fund and the other was an intermediate taxable bond fund.

Beneficial Ownership by Portfolio Manager. As of July 31, 2012, Mr. Campbell did not own shares of the Fund, but did own shares of other funds in the Trust. Please see below for further details.

Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All of the Fund Family
None	$50,001 - $100,000

Account Management Disclosures. The portfolio manager is responsible for the day-to-day management of certain other accounts, including other affiliated funds in the Trust. As of July 31, 2012, the number of other accounts and assets managed were as follows:

Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
7	$473,259,308	0	$0	0	$0

*The number of accounts and total assets include accounts managed by a team. The number of accounts and total assets also include the Fund and other accounts for which Mr. Campbell began managing effective September 1, 2012.

For each of type of account listed in the above table for which Mr. Campbell managed such other account, there were no advisory fees that were earned on the performance of such account.

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